Intangible Assets	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
8.
INTANGIBLE ASSETS

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
October 1, 2022	1,506,113	345,732	5,731	5,952	1,863,528
Additions	—	—	716	79	795
Disposals	—	—	(5,175)	—	(5,175)
Transfers	—	—	(220)	702	482
Impact of foreign currency translation	(61,929)	(22,473)	—	(13)	(84,415)
September 30, 2023	1,444,184	323,259	1,052	6,720	1,775,215
October 1, 2023	1,444,184	323,259	1,052	6,720	1,775,215
Additions	—	—	10,457	425	10,882
Disposals	—	—	(4)	(938)	(942)
Transfers	—	—	(300)	300	—
Impact of foreign currency translation	(38,369)	(13,338)	(93)	457	(51,343)
September 30, 2024	1,405,815	309,921	11,112	6,964	1,733,812

Accumulated amortization
October 1, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
Amortization	—	(27,026)	—	(1,546)	(28,572)
Disposals	—	—	5,146	—	5,146
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,276	—	(2)	2,274
September 30, 2023	—	(65,472)	—	(4,007)	(69,479)
October 1, 2023	—	(65,472)	—	(4,007)	(69,479)
Amortization	—	(26,662)	—	(1,577)	(28,239)
Disposals	—	—	—	938	938
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,820	—	(459)	2,361
September 30, 2024	—	(89,314)	—	(5,105)	(94,419)

Net book value
September 30, 2023	1,444,184	257,787	1,052	2,713	1,705,736
September 30, 2024	1,405,815	220,607	11,112	1,859	1,639,393

Other intangibles are comprised primarily of acquired software licenses. The remaining amortization period for customer relationships amounts to 6-13 years.

Indefinite-life Intangibles

The Company tested the indefinite-life intangibles for impairment as part of the CGU impairment test and concluded that there was no impairment during the periods presented. See Note 7 - Goodwill.

The carrying value of the indefinite-lived intangibles, related to the Birkenstock brand, was the following:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	760,768	485,557	108,786	50,704	1,405,815
September 30, 2023	801,621	496,735	98,777	47,051	1,444,184